COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Debt Instrument, Covenant Description	(i) its shareholders' equity according to its financial statements will not be below 18,000 NIS, and (ii) its shareholders' equity will not be lower than 30% of the total liabilities on its balance sheet. Enertec Electronics has also covenanted under a certain bank loan that (i) Micronet's equity will not be lower than 25,000 NIS (approximately $6,500), (ii) Micronet's cash level will not be lower than 5,000 NIS (approximately $1,300), and (iii) Micronet will maintain a financial debt to EBITDA ratio not to exceed 2:1.
Micronet Lease Properties
Operating Leased Assets [Line Items]
Lease Expiration Date	Jun. 30, 2013
Lease Expiration Date Extention	2015-06
Operating Leases, Rent Expense	130
Enertecs Properties
Operating Leased Assets [Line Items]
Lease Expiration Date	Jun. 30, 2021
Operating Leases, Rent Expense	200